--------------------------------
                                                          OMB APPROVAL
                                                --------------------------------
                                                 OMB Number:          3235-0006
                                                 Expires:       August 31, 2012
                                                 Estimated average burden
                                                 hours per response........23.5
                                                --------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------

This Amendment (Check only one.):  |_|  is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moab Capital Partners, LLC
           -------------------------------------------------
Address:   15 East 62nd Street
           -------------------------------------------------
           New York, New York 10065
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael M. Rothenberg
             -----------------------------------------------
Title:       Managing Director
             -----------------------------------------------
Phone:       (212) 981-2646
             -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael M. Rothenberg         New York, New York       February 11, 2011
-------------------------------    ----------------------    -------------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                         ---------------------

Form 13F Information Table Entry Total:      45
                                         ---------------------

Form 13F Information Table Value Total:      $128,706
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

--------------------------------------------------------------------------------------------------------------------------------
                                                 FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2         Column 3   Column 4   Column 5                Column 6    Column 7
--------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      VALUE      SHRS OR      SH/  PUT/  INVESTMENT  Voting Authority
                                                           (x $1000)  PRN AMT      PRN  CALL  DISCRETION  ----------------
                                                                                                          SOLE      SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
A H BELO CORPORATION              COM CL A      001282102     3,801       436,907  SH            SOLE       436,907
--------------------------------------------------------------------------------------------------------------------------------
ACTIONS SEMICONDUCTOR CO             ADR        00507E107     2,449     1,139,165  SH            SOLE     1,139,165
--------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLEUM CORP              COM        032511107       762        10,000  SH            SOLE        10,000
--------------------------------------------------------------------------------------------------------------------------------
ASPEN INSURANCE HOLDINGS LTD         COM        G05384105     1,002        35,000  SH            SOLE        35,000
--------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP                 COM        060505104     2,078       155,800  SH            SOLE       155,800
--------------------------------------------------------------------------------------------------------------------------------
BIOCLINICA INC                       COM        09071B100       265        59,921  SH            SOLE        59,921
--------------------------------------------------------------------------------------------------------------------------------
BORDERS GROUP INC                    COM        099709107         2        10,000  SH   PUT      SOLE        10,000
--------------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTERNATIONAL INC            COM        118759109     3,522        39,400  SH            SOLE        39,400
--------------------------------------------------------------------------------------------------------------------------------
CAPITOL FEDERAL FINANCIAL INC        COM        14057J101    13,199     1,108,243  SH            SOLE     1,108,243
--------------------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC                  COM        143436400     1,264       163,785  SH            SOLE       163,785
--------------------------------------------------------------------------------------------------------------------------------
CARROLS RESTAURANT GROUP INC         COM        14574X104     3,124       420,967  SH            SOLE       420,967
--------------------------------------------------------------------------------------------------------------------------------
CHATHAM LODGING TRUST                COM        16208T102     4,720       273,619  SH            SOLE       273,619
--------------------------------------------------------------------------------------------------------------------------------
CONCURRENT COMPUTER CORP             COM        206710402       168        33,266  SH            SOLE        33,266
--------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD                 COM        G3223R108     3,771        44,460  SH            SOLE        44,460
--------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES                   COM        302051206       141        15,000  SH            SOLE        15,000
--------------------------------------------------------------------------------------------------------------------------------
FBR CAP MKTS CORP                    COM        30247C301       333        87,079  SH            SOLE        87,079
--------------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP                        COM        36467W109     1,622        70,898  SH            SOLE        70,898
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS COMPANY               COM        37045V100     3,723       101,000  SH            SOLE       101,000
--------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                        COM        45678T300       538        64,834  SH            SOLE        64,834
--------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                      RUSSELL 2000    464287655     1,643        21,000  SH   PUT      SOLE        21,000
--------------------------------------------------------------------------------------------------------------------------------
IVANHOE MINES LTD                    COM        46579N103       287        10,000  SH   PUT      SOLE        10,000
--------------------------------------------------------------------------------------------------------------------------------
KSW INC                              COM        48268R106     1,200       328,644  SH            SOLE       328,644
--------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP CLASS B                 CL B        526057302    22,038     1,415,416  SH            SOLE     1,415,416
--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ALL-STAR EQUITY FUND         COM        530158104     2,855       579,093  SH            SOLE       579,093
--------------------------------------------------------------------------------------------------------------------------------
LOJACK CORP                          COM        539451104     4,893       757,489  SH            SOLE       757,489
--------------------------------------------------------------------------------------------------------------------------------
LOOKSMART LTD                        COM        543442503     1,464       693,955  SH            SOLE       693,955
--------------------------------------------------------------------------------------------------------------------------------
LTX-CREDENCE CORPORATION             COM        502403207       917       123,874  SH            SOLE       123,874
--------------------------------------------------------------------------------------------------------------------------------
MAC-GRAY CORP                        COM        554153106     2,119       141,733  SH            SOLE       141,733
--------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                       COM        594918104     7,005       250,886  SH            SOLE       250,886
--------------------------------------------------------------------------------------------------------------------------------
NAVIGANT CONSULTING INC              COM        63935N107     1,241       134,921  SH            SOLE       134,921
--------------------------------------------------------------------------------------------------------------------------------
NOVELL INC                           COM        670006105     2,494       421,208  SH            SOLE       421,208
--------------------------------------------------------------------------------------------------------------------------------
ORION ENERGY SYSTEMS INC             COM        686275108        63        18,969  SH            SOLE        18,969
--------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                           COM        717081103     1,137        64,916  SH            SOLE        64,916
--------------------------------------------------------------------------------------------------------------------------------
                                 PSHS ULSHT
PROSHARES TR                        7-10Y       74347R313       368         8,700  SH            SOLE         8,700
--------------------------------------------------------------------------------------------------------------------------------
                                 PSHS ULSHT
PROSHARES TR                        SP500       74347R883       357        15,021  SH            SOLE        15,021
--------------------------------------------------------------------------------------------------------------------------------
REGIS CORP                           COM        758932107     1,029        62,005  SH            SOLE        62,005
--------------------------------------------------------------------------------------------------------------------------------
SEMGROUP CORP                        COM        81663A105     2,340        86,120  SH            SOLE        86,120
--------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR                TR UNIT      78462F103    20,335      48,000    SH   PUT      SOLE        48,000
--------------------------------------------------------------------------------------------------------------------------------
STURM RUGER & CO INC                 COM        864159108     2,780       181,837  SH            SOLE       181,837
--------------------------------------------------------------------------------------------------------------------------------
TECUMSEH PRODUCTS CO                CL A        878895200     2,543       194,844  SH            SOLE       194,844
--------------------------------------------------------------------------------------------------------------------------------
TECUMSEH PRODUCTS CO                CL B        878895101       261        20,030  SH            SOLE        20,030
--------------------------------------------------------------------------------------------------------------------------------
THQ INC                            COM NEW      872443403     1,286       212,220  SH            SOLE       212,220
--------------------------------------------------------------------------------------------------------------------------------
UNITEK GLOBAL SERVICES INC           COM        91324T302       572        58,275  SH            SOLE        58,275
--------------------------------------------------------------------------------------------------------------------------------
VERIGY LTD                           COM        Y93691106       130        10,000  SH            SOLE        10,000
--------------------------------------------------------------------------------------------------------------------------------
WTS PNC FINANCIAL SERVICES
GROUP INC                            WTS        693475121       865        59,950  SH            SOLE        59,950
--------------------------------------------------------------------------------------------------------------------------------